FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE SECURITIES  ACT  OF  1933

Pre-Effective Amendment:  1             XX

AND/OR

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

Pre-Effective Amendment:  1             XX

                      Calvert Social Index Series, Inc.
           (filed under Form N-8a as CALVERT  2000  SERIES,  INC.)
          (EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)

                 REGISTRANT'S  TELEPHONE  NUMBER:  (301)  951-4800

                           WILLIAM  M.  TARTIKOFF,  ESQ.
                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)

IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME  EFFECTIVE

___IMMEDIATELY  UPON  FILING            ___ON  (DATE)
PURSUANT  TO  PARAGRAPH  (B)                   PURSUANT  TO  PARAGRAPH  (B)

___  DAYS  AFTER  FILING                ___ON  July 1, 2000
PURSUANT  TO  PARAGRAPH  (A)

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section
8(a) may determine.

Part A: incorporated by reference to Registrant's initial
        Pre-effective Amendment No. 1 on Form N-1a, dated April 5, 2000, accession number 0001105446-00-000007.

Part B: incorporated by reference to Registrant's initial
        Pre-effective Amendment No. 1 on Form N-1a, dated April 5, 2000, accession number 0001105446-00-000007.

Part C: incorporated by reference to Registrant's initial
        Pre-effective Amendment No. 1 on Form N-1a, dated April 5, 2000, accession number 0001105446-00-000007.

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS amendment to REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, DULY AUTHORIZED, IN THE CITY OF BETHESDA, AND STATE OF MARYLAND, ON THE 10th DAY
OF April, 2000.

CALVERT  Social Index Fund, Inc.

BY:
___________**_____________________
BARBARA  J.  KRUMSIEK
PRESIDENT  AND  DIRECTOR


         SIGNATURES

PURSUANT  TO  THE  REQUIREMENTS  OF  THE  SECURITIES  ACT  OF  1933,
THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.

SIGNATURE                           TITLE                     DATE


___________**__________            PRESIDENT                 4/10/2000
BARBARA  J.  KRUMSIEK              DIRECTOR

___________**___________         PRINCIPAL  ACCOUNTING       4/10/2000
RONALD  M.  WOLFSHEIMER            OFFICER

___________**__________            DIRECTOR                  4/10/2000
WILLIAM  M.  TARTIKOFF


**  SIGNED  BY  SUSAN  BENDER  PURSUANT  TO  POWER  OF  ATTORNEY.